Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended		114 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000159640
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	8.88%	6.32%			6.09%
C000159641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	13.12%	6.72%			5.92%
C000025609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	(6.05%)	3.82%				3.57%
C000025611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	(2.40%)	4.18%				3.37%
C000050444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	31.28%	9.61%				8.35%
C000050445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	36.98%	10.05%				8.14%
C000025603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	8.66%	11.51%				11.76%
C000025605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	13.12%	11.92%				11.56%
C000107193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Including sale charges
Average Annual Return, Percent	(5.30%)	1.54%				1.55%
C000107194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Including sale charges
Average Annual Return, Percent	(1.49%)	1.92%				1.35%
Without Sales Load [Member] | C000159640
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%	7.53%			6.72%
Without Sales Load [Member] | C000159641
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%	6.72%			5.92%
Without Sales Load [Member] | C000159642
Average Annual Return [Line Items]
Average Annual Return, Percent	15.36%	7.84%			7.08%
Without Sales Load [Member] | C000159643
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%	7.80%			6.98%
Without Sales Load [Member] | C000159645
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	7.88%			7.10%
Without Sales Load [Member] | C000201776
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	7.89%		7.48%
Without Sales Load [Member] | C000025609
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.56%)	5.00%				4.15%
Without Sales Load [Member] | C000025611
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.41%)	4.18%				3.37%
Without Sales Load [Member] | C000025607
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.21%)	5.34%				4.54%
Without Sales Load [Member] | C000025608
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.68%)	4.85%				4.02%
Without Sales Load [Member] | C000058978
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.38%)	5.23%				4.41%
Without Sales Load [Member] | C000161521
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)	5.35%				4.54%
Without Sales Load [Member] | C000058977
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)	4.72%				3.89%
Without Sales Load [Member] | C000201768
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)	5.38%		5.72%
Without Sales Load [Member] | C000050444
Average Annual Return [Line Items]
Average Annual Return, Percent	38.95%	10.86%				8.96%
Without Sales Load [Member] | C000050445
Average Annual Return [Line Items]
Average Annual Return, Percent	38.00%	10.05%				8.14%
Without Sales Load [Member] | C000050443
Average Annual Return [Line Items]
Average Annual Return, Percent	39.48%	11.23%				9.34%
Without Sales Load [Member] | C000091965
Average Annual Return [Line Items]
Average Annual Return, Percent	39.39%	11.16%				9.23%
Without Sales Load [Member] | C000200308
Average Annual Return [Line Items]
Average Annual Return, Percent	39.45%	11.23%	8.37%
Without Sales Load [Member] | C000201771
Average Annual Return [Line Items]
Average Annual Return, Percent	39.42%	11.24%		8.14%
Without Sales Load [Member] | C000025603
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	12.77%				12.40%
Without Sales Load [Member] | C000025605
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%	11.92%				11.56%
Without Sales Load [Member] | C000025601
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%	13.13%				12.79%
Without Sales Load [Member] | C000025602
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%	12.57%				12.23%
Without Sales Load [Member] | C000091964
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%	13.05%				12.68%
Without Sales Load [Member] | C000200307
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	13.15%	12.71%
Without Sales Load [Member] | C000201767
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%	13.15%		12.34%
Without Sales Load [Member] | C000107193
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%	2.70%				2.12%
Without Sales Load [Member] | C000107194
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.50%)	1.92%				1.35%
Without Sales Load [Member] | C000107195
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%	3.09%				2.50%
Without Sales Load [Member] | C000107197
Average Annual Return [Line Items]
Average Annual Return, Percent	0.54%	2.96%				2.37%
Without Sales Load [Member] | C000200310
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%	3.08%	3.20%
Without Sales Load [Member] | C000107196
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%	2.46%				1.87%
Without Sales Load [Member] | C000201775
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%	3.10%		2.91%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			12.81%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			12.81%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			12.81%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			12.81%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			12.81%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%		11.02%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%				14.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.64%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%				2.39%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%				2.39%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%				2.39%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%				2.39%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%	2.27%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%				2.39%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%		2.22%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	14.10%	7.98%			7.08%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	14.10%	7.98%			7.08%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	14.10%	7.98%			7.08%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	14.10%	7.98%			7.08%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	14.10%	7.98%			7.08%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent	14.10%	7.98%		6.86%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%				5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%				5.73%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	2.27%	4.85%		6.13%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	3.47%	7.02%		6.79%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%				8.18%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%				8.18%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%				8.18%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%				8.18%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%	7.37%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%		7.32%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%				14.27%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%				14.27%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%				14.27%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%				14.27%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%				14.27%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.30%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%		13.91%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%				2.18%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%				2.18%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%				2.18%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%				2.18%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.62%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%				2.18%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%		2.62%